SCHEDULE OF WARRANTS TRANSACTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, beginning balance	10,965,585	7,056,972
Weighted average exercise price, beginning balance	$ 2.63	$ 3.54
Number of warrants outstanding, exercise of warrants		(92,000)
Number of warrants outstanding, ending balance	12,593,240	10,965,585
Weighted average exercise price, ending balance	$ 2.43	$ 2.63
March 2023 private placement [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		1,034,463
June 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		2,214,596
December 2023 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued		751,554
January 2024 registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, warrants issued	1,627,655
Weighted average exercise price, warrants issued	$ 1.50